4. Retirement and Welfare Benefits	12 Months Ended
Mar. 31, 2018
Notes
4. Retirement and Welfare Benefits

4.  Retirement and Welfare Benefits

The employees of the Company are members of the Mandatory Provident Fund operated by the Hong Kong government. The company contributes 5% according to the different payroll range of the employee, and the maximum amount of contribution is up to $192 (HK$1,500) per month.

Shenzhen Dragon Jade Financial Leasing Company Limited pays the social insurance for its employees in accordance with the rates provided under the PRC Social Insurance Law, and shall withhold the social insurance that should be assumed by the employees.